Fund Summary
Franklin Templeton ETF Trust-02 | Franklin LibertyQ Global Equity ETF
Investment Goal
To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Global Equity Underlying Index).
Fees and Expenses of the Fund
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin LibertyQ Global Equity ETF}	Franklin Templeton ETF Trust-02 Franklin LibertyQ Global Equity ETF LibertyQ Global Equity ETF
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	(0.25%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.35%	[2]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses) for the Fund do not exceed 0.35% until at least May 31, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin LibertyQ Global Equity ETF}	Franklin Templeton ETF Trust-02 Franklin LibertyQ Global Equity ETF LibertyQ Global Equity ETF USD ($)
1 year	$ 36
3 years	$ 167

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Global Equity Underlying Index and in depositary receipts representing such securities. The Global Equity Underlying Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). The Global Equity Underlying Index is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The Global Equity Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to multiple investment style factors. The Global Equity Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI ACWI Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the MSCI ACWI Index that have exposure to four investment style factors – quality, value, momentum and low volatility. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates descriptors such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates descriptors such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates descriptors such as 6-month risk adjusted price momentum and 12-month risk-adjusted price momentum. The “low volatility” factor incorporates descriptors such as historical beta (i.e., a measure of the volatility of a security relative to the total market).

At the time of each semi-annual reconstitution of the Global Equity Underlying Index, no company shall comprise more than 1% of the Global Equity Underlying Index. The Global Equity Underlying Index is also constrained in its construction to limit turnover of constituent securities at each semi-annual reconstitution. The Global Equity Underlying Index may include large- and mid-capitalization companies. As of March 31, 2016, the capitalization of companies in the MSCI ACWI Index ranged from $415.07 million to $607.66 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Global Equity Underlying Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Global Equity Underlying Index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Global Equity Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the Global Equity Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Global Equity Underlying Index, but may not track the Global Equity Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Global Equity Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Global Equity Underlying Index, including securities that resemble those included in the Global Equity Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is reconstituted semi-annually following the semi-annual reconstitution of the Global Equity Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Global Equity Underlying Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Regional

The Fund will invest in specific countries or geographic regions to approximately the same extent as the Global Equity Underlying Index. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Calculation Methodology

The Global Equity Underlying Index relies on various sources of information to assess the criteria of issuers included in the Global Equity Underlying Index (or the MSCI index on which it is based), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Global Equity Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Index-Related

There is no assurance that the Global Equity Underlying Index will be determined, composed or calculated accurately. While MSCI provides descriptions of what the Global Equity Underlying Index is designed to achieve, MSCI does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Global Equity Underlying Index will be in line with the described index methodology. Gains, losses or costs to the Fund caused by errors in the Global Equity Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation

There is no guarantee that the Fund will achieve a high degree of correlation to the Global Equity Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Global Equity Underlying Index. In addition, the Fund’s NAV may deviate from the Global Equity Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Global Equity Underlying Index for that security.

Tracking Error

Tracking error is the divergence of the Fund’s performance from that of the Global Equity Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Global Equity Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, changes to the Global Equity Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Global Equity Underlying Index does not.

Market Trading

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration

To the extent the Fund concentrates in a specific industry or a group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Midsize Companies

Securities issued by midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment

Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Global Equity Underlying Index, even if that security generally is underperforming.

Sampling

The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the Global Equity Underlying Index or in the Fund holding securities not included in the Global Equity Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Global Equity Underlying Index were held. The Fund’s use of a representative sampling strategy may also include the risk that it may not track the return of the Global Equity Underlying Index as well as it would have if the Fund held all of the securities in the Global Equity Underlying Index.

Authorized Participant Concentration

Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at libertyshares.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.